Finance Receivables - TDR Held For Investment And Held For Sale (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses	$ 47	$ 36
SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses	4	3
Personal Loans | Personal Loans
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	2	0
TDR net finance receivables	2	0
Personal Loans | Personal Loans | Personal Loans
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	32	22
TDR net finance receivables	31	22
Allowance for TDR finance receivable losses	9	1
SpringCastle Portfolio | Spring Castle Portfolio | SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	14	11
TDR net finance receivables	13	10
Allowance for TDR finance receivable losses	4	3
Real Estate Loan | Real Estate Loans Held for Sale
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	92	91
TDR net finance receivables	92	91
Real Estate Loan | Real Estate Loans Held for Sale | Real Estate Loans Held for Investment
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	200	196
TDR net finance receivables	201	196
Allowance for TDR finance receivable losses	34	32
Financing Receivable | finance receivables Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	94	91
TDR net finance receivables	94	91
Financing Receivable | finance receivables Loans Held for Sale [Member] | finance receivables loans Held for Investment
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	246	229
TDR net finance receivables	245	228
Allowance for TDR finance receivable losses	$ 47	$ 36